Stock-Based Compensation - Non-employee director award modification - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 One non-employee director Stock options	Sep. 30, 2013 One non-employee director Stock options	Dec. 31, 2012 One non-employee director Stock options
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Weighted average grant-date fair values per share (in usd per share)	$ 7.25	$ 0.78
Number of stock options pre- and post-modification			101,494	101,494	7,322
Exercise price pre- and post-modification (in usd per share)				$ 3.97	$ 55.00
Incremental compensation costs resulting from modification			$ 1,449	$ 1,449
Recorded stock-based compensation expense			$ 128	$ 554